Property, Plant and Equipment, Net - Schedule of Property Plant and Equipment (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Property Plant and Equipment [Line Items]
Property, plant and equipment	¥ 10,244,224		¥ 10,525,374
Less: Accumulated depreciation	(9,940,899)		(9,951,599)
Total	303,325	$ 43,375	573,775
Electronic equipment [Member]
Schedule of Property Plant and Equipment [Line Items]
Property, plant and equipment	3,137,632		3,105,645
Office equipment and other [Member]
Schedule of Property Plant and Equipment [Line Items]
Property, plant and equipment	3,923,077		4,272,163
Operating equipment [Member]
Schedule of Property Plant and Equipment [Line Items]
Property, plant and equipment	327,297		340,768
Leasehold improvement [Member]
Schedule of Property Plant and Equipment [Line Items]
Property, plant and equipment	¥ 2,856,218		¥ 2,806,798